VIA EDGAR TRANSMISSION

March 17, 2017

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:

Eaton Vance Floating-Rate 2024 Target Term Trust

Registration Statement on Form N-2 (333-; 811-23240)

Ladies and Gentlemen:

Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of Eaton Vance Floating-Rate 2024 Target Term Trust (the “Trust”), is a registration statement on Form N-2 relating to the Trust’s initial issuance of common shares of beneficial interest, par value $.01 per share (the “Registration Statement”).  The Trust has filed electronically a Notification of Registration on Form N-8A in conjunction with this filing.

The Trust is a newly-organized, closed-end management investment company and the Registration Statement is being filed for the purpose of registering common shares of beneficial interest of the Trust.  The registration fee for purposes of the initial filing of $115.90 has been wired through the FEDWIRE system to the U.S. Securities and Exchange Commission’s account at US Bank.  The Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Trust.

The Trust’s investment objectives are to provide high current income and to return the original net asset value per common share (before deducting offering costs of $0.02 per share) to holders of common shares on or about the Trust’s termination date.  The Trust seeks to achieve its investment objectives by investing, under normal circumstances, at least 80% of its total managed assets in senior, secured, floating-rate loans of any maturity made to U.S. and non-U.S. corporations, partnerships and other business entities which operate in various industries and geographical regions, including entities in emerging market countries.

The Trust desires to commence the public offering of its common shares as soon as possible and expects to begin circulating a “red herring” prospectus as soon as reasonably practicable in 2017. The appropriate legends are included on the cover pages of the prospectus and statement of additional information.  It is expected that the Trust will file a pre-effective amendment responding to any comments and registering additional shares promptly after the resolution of any comments, along with a request for acceleration of effectiveness of the Registration Statement.

Questions should be directed to the undersigned at (617) 672-8570.

Sincerely,

/s/ Kathryn A. McElroy

Kathryn A. McElroy

Vice President and Counsel